Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Variable Interest Entity [Line Items]
Long-term debt	¥ 13,533,141	¥ 12,955,230
Debt Instrument [Member]
Variable Interest Entity [Line Items]
Long-term debt	689,000	950,000
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	198,000	208,000
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 101,000	¥ 89,000